SCHEDULE OF OTHER CURRENT ASSETS (Details)	6 Months Ended
Jun. 30, 2012
Other Current Assets Schedule Of Other Current Assets 1	4,427,544
Other Current Assets Schedule Of Other Current Assets 2	2,376,867
Other Current Assets Schedule Of Other Current Assets 3	117,000
Other Current Assets Schedule Of Other Current Assets 4	0
Other Current Assets Schedule Of Other Current Assets 5	4,544,544
Other Current Assets Schedule Of Other Current Assets 6	2,376,867